Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Land use rights	4,833,247	4,630,496
Less: accumulated amortization	(334,261)	(198,093)
Intangible assets, net	4,498,986	4,432,403

Schedule of Amortization of Intangible Assets

Amortization of intangible assets attributable to future periods as of December 31, 2025 is as follows:

Twelve months ended	Amortization amount
US$
2026	103,747
2027	103,747
2028	103,747
2029	103,747
2030	103,747
Thereafter	3,980,251
Total	4,498,986